Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization	$ 302	$ 260
Remaining amortization period of intangible assets	4 years